Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Lockheed Martin Corp. ................ 2,556 $ 1,395,704
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 1,966 19,857
Biotechnology — 0.0%
GRAIL, Inc.
(a) (b)
..................... 199 2,700
Broadline Retail — 7.6%
(b)
Amazon.com, Inc. ................... 128,843 24,016,335
Coupang, Inc. , Class A ................ 8,008 206,526
24,222,861
Building Products — 0.1%
Fortune Brands Innovations, Inc. ......... 2,881 240,074
Capital Markets — 2.9%
CBOE Global Markets, Inc. ............. 1,029 219,764
Coinbase Global, Inc. , Class A
(b)
.......... 3,404 610,167
FactSet Research Systems, Inc. .......... 2,081 944,899
Intercontinental Exchange, Inc. .......... 34,826 5,428,329
LPL Financial Holdings, Inc. ............. 680 191,882
Moody's Corp. ...................... 2,437 1,106,496
MSCI, Inc. ........................ 667 380,990
Nasdaq, Inc. ....................... 3,745 276,830
9,159,357
Commercial Services & Supplies — 0.3%
Tetra Tech, Inc. ..................... 17,262 843,766
Communications Equipment — 4.9%
Arista Networks, Inc.
(b)
................ 5,143 1,987,461
Cisco Systems, Inc. .................. 108,301 5,931,646
Juniper Networks, Inc. ................ 5,496 213,794
Motorola Solutions, Inc. ............... 16,475 7,403,041
15,535,942
Electrical Equipment — 0.2%
Rockwell Automation, Inc. .............. 877 233,905
Vertiv Holdings Co. , Class A ............ 2,590 283,061
516,966
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp. ........................ 10,787 2,030,437
Corning, Inc. ....................... 2,504 119,166
Insight Enterprises, Inc.
(a) (b)
............. 2,124 371,530
Keysight Technologies, Inc.
(b)
............ 3,985 593,805
Teledyne Technologies, Inc.
(b)
............ 404 183,949
3,298,887
Energy Equipment & Services — 0.1%
Schlumberger NV ................... 7,332 293,793
Entertainment — 0.1%
Electronic Arts, Inc. .................. 2,513 379,086
Financial Services — 2.3%
Block, Inc. , Class A
(b)
................. 8,141 588,757
Corpay, Inc.
(b)
...................... 519 171,125
Global Payments, Inc. ................ 32,825 3,404,281
Mastercard, Inc. , Class A ............... 6,168 3,081,471
7,245,634
Ground Transportation — 0.2%
Uber Technologies, Inc.
(b)
.............. 10,985 791,469
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(b)
................ 11 2,255
Security
Shares
Shares Value
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(b)
.......... 1,640 $ 342,481
Hotels, Restaurants & Leisure — 0.9%
(b)
Airbnb, Inc. , Class A .................. 16,642 2,243,175
DoorDash, Inc. , Class A ............... 4,123 646,074
2,889,249
Household Products — 0.0%
Colgate-Palmolive Co. ................ 1,476 138,316
Insurance — 0.2%
Marsh & McLennan Cos., Inc. ........... 2,811 613,473
Interactive Media & Services — 6.0%
Alphabet, Inc. , Class A ................ 45,342 7,758,469
Alphabet, Inc. , Class C, NVS ............ 27,571 4,761,236
Meta Platforms, Inc. , Class A ............ 10,546 5,985,699
Pinterest, Inc. , Class A
(b)
............... 16,282 517,605
Snap, Inc. , Class A, NVS
(b)
............. 21,761 264,614
ZoomInfo Technologies, Inc.
(b)
........... 6,175 68,234
19,355,857
IT Services — 9.2%
Accenture plc , Class A ................ 39,725 13,697,974
Akamai Technologies, Inc.
(b)
............. 5,407 546,540
DigitalOcean Holdings, Inc.
(b)
............ 4,153 164,376
DXC Technology Co.
(b)
................ 6,956 138,146
Gartner, Inc.
(b)
...................... 3,933 1,976,332
GoDaddy, Inc. , Class A
(b)
............... 272 45,370
International Business Machines Corp. ..... 31,196 6,448,837
VeriSign, Inc.
(b)
..................... 36,612 6,474,466
29,492,041
Life Sciences Tools & Services — 0.2%
(b)
Illumina, Inc. ....................... 1,225 176,571
IQVIA Holdings, Inc. .................. 2,145 441,484
618,055
Machinery — 1.0%
Fortive Corp. ....................... 177 12,643
Parker-Hannifin Corp. ................. 4,818 3,054,949
Xylem, Inc. ........................ 664 80,862
3,148,454
Media — 0.7%
Interpublic Group of Cos., Inc. (The) ....... 11,835 347,949
Trade Desk, Inc. (The) , Class A
(b)
......... 16,842 2,024,577
2,372,526
Professional Services — 2.5%
Automatic Data Processing, Inc. .......... 750 216,930
Booz Allen Hamilton Holding Corp. ........ 4,458 809,840
CACI International, Inc. , Class A
(b)
........ 1,053 581,846
Genpact Ltd. ....................... 23,945 913,981
Maximus, Inc. ...................... 2,014 174,090
Science Applications International Corp. .... 1,384 199,697
SS&C Technologies Holdings, Inc. ........ 32,628 2,281,676
TransUnion ........................ 5,919 599,595
Verisk Analytics, Inc. .................. 7,539 2,071,114
7,848,769
Real Estate Management & Development — 0.4%
CoStar Group, Inc.
(b)
.................. 16,821 1,224,401
Semiconductors & Semiconductor Equipment — 25.6%
Advanced Micro Devices, Inc.
(b)
.......... 17,072 2,459,563
Broadcom, Inc. ..................... 236,560 40,160,791
Enphase Energy, Inc.
(b)
................ 1,080 89,683
KLA Corp. ......................... 1,805 1,202,545

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................. 7,464 $ 554,948
Micron Technology, Inc. ................ 13,459 1,341,189
Monolithic Power Systems, Inc. .......... 3,078 2,337,125
NVIDIA Corp. ...................... 203,212 26,978,425
Qorvo, Inc.
(b)
....................... 3,225 229,814
QUALCOMM, Inc. ................... 27,901 4,541,446
Silicon Laboratories, Inc.
(b)
.............. 1,931 200,554
Skyworks Solutions, Inc. ............... 5,446 476,961
Teradyne, Inc. ...................... 3,250 345,183
Texas Instruments, Inc. ................ 4,951 1,005,845
81,924,072
Software — 28.4%
Adobe, Inc.
(b)
....................... 7,639 3,652,053
ANSYS, Inc.
(b)
...................... 3,947 1,264,658
Appian Corp. , Class A
(b)
............... 3,592 128,414
Atlassian Corp. , Class A
(b)
.............. 11,418 2,152,750
Autodesk, Inc.
(b)
..................... 7,852 2,228,398
Bentley Systems, Inc. , Class B ........... 11,691 564,208
BILL Holdings, Inc.
(b)
.................. 1,714 100,029
Cadence Design Systems, Inc.
(b)
......... 20,673 5,708,229
Confluent, Inc. , Class A
(b)
.............. 10,498 274,733
Crowdstrike Holdings, Inc. , Class A
(b)
....... 3,282 974,327
Datadog, Inc. , Class A
(b)
............... 4,230 530,611
Fortinet, Inc.
(b)
...................... 44,900 3,531,834
HubSpot, Inc.
(b)
..................... 696 386,134
Intuit, Inc. ......................... 323 197,127
Manhattan Associates, Inc.
(b)
............ 15,508 4,084,187
Microsoft Corp. ..................... 61,234 24,882,436
MicroStrategy, Inc. , Class A
(a) (b)
........... 2,879 703,915
Oracle Corp. ....................... 63,540 10,664,554
Palantir Technologies, Inc. , Class A
(b)
...... 33,205 1,380,000
Palo Alto Networks, Inc.
(b)
.............. 7,049 2,539,966
Qualys, Inc.
(b)
...................... 3,935 469,209
Salesforce, Inc. ..................... 39,154 11,408,301
ServiceNow, Inc.
(b)
................... 6,875 6,414,306
Synopsys, Inc.
(b)
.................... 1,223 628,145
Tyler Technologies, Inc.
(b)
.............. 3,458 2,094,130
Workday, Inc. , Class A
(b)
............... 8,602 2,011,578
Zoom Video Communications, Inc. , Class A
(b)
. 24,594 1,838,155
90,812,387
Specialized REITs — 0.9%
Equinix, Inc. ....................... 2,809 2,550,797
Iron Mountain, Inc. ................... 2,704 334,566
2,885,363
Specialty Retail — 0.1%
Best Buy Co., Inc. ................... 2,356 213,053
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc. ........................ 35,982 8,128,694
Dell Technologies, Inc. , Class C .......... 1,514 187,176
NetApp, Inc. ....................... 22,398 2,582,713
10,898,583
Total Long-Term Investments — 99 .7%
(Cost: $ 255,254,615 ) .............................. 318,725,431
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 654,648 $ 655,107
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 1,048,824 1,048,824
Total Short-Term Securities — 0 .5%
(Cost: $ 1,703,644 ) ............................... 1,703,931
Total Investments — 100 .2%
(Cost: $ 256,958,259 ) .............................. 320,429,362
Liabilities in Excess of Other Assets — (0.2) % ............. (615,369)
Net Assets — 100.0% ...............................
$ 319,813,993
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,239,349 $ — $ (1,584,527)
(a)
$ 167 $ 118 $ 655,107 654,648 $ 815
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,312,980 — (264,156)
(a)
— — 1,048,824 1,048,824 16,926 —
$ 167 $ 118 $ 1,703,931 $ 17,741 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 318,725,431 $ — $ — $ 318,725,431
Short-Term Securities
Money Market Funds ...................................... 1,703,931 — — 1,703,931
$ 320,429,362 $ — $ — $ 320,429,362
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust